Note 2 - Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2015
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	11 years 6 months
Number of Reporting Units	5
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Customer Lists and Relationships [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years
Trademarks and Trade Names [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years 219 days
Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset Useful Life Franchise Rights	2.50%
Minimum [Member] | Building [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Minimum [Member] | Vehicles [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Furniture and Fixtures [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Computer Equipment [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Customer Lists and Relationships [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	4 years
Minimum [Member] | Trademarks and Trade Names [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Minimum [Member] | Management Contracts and Other [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years
Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset Useful Life Franchise Rights	15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Maximum [Member] | Building [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Maximum [Member] | Vehicles [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Furniture and Fixtures [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Maximum [Member] | Computer Equipment [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Leasehold Improvements [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Maximum [Member] | Customer Lists and Relationships [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years
Maximum [Member] | Trademarks and Trade Names [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	35 years
Maximum [Member] | Management Contracts and Other [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years